SCHEDULE OF FUTURE MINIMUM LEASE PAYMENT (Details)	Dec. 31, 2021 USD ($)
Leases
2022	$ 330,737
2023	256,267
2024	172,690
2025	112,923
2026	113,736
Thereafter	268,196
Total undiscounted operating lease payments	1,254,549
Less: Imputed interest	(173,214)
Present value of operating lease liabilities	$ 1,081,335